14. LOANS AND BORROWINGS (Details Narrative) R$ in Thousands					1 Months Ended	12 Months Ended
	Oct. 28, 2020 BRL (R$)	Sep. 21, 2020 BRL (R$)	Jul. 24, 2020	Dec. 27, 2019 BRL (R$)	Oct. 09, 2020	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Jul. 17, 2020 BRL (R$) Number
DisclosureOfLoansAndFinancingLineItems [Line Items]
Number of debenture subscribed | Number								2,200,000
Par value of debenture								R$ 2,200
Notional						R$ 2,200,000		R$ 1,000
Premium paid on repurchase						112,206
Taxes on repurchase						19,675
Deferred cost written-off						16,900
Revolving credit facility, maximum borrowing capacity	R$ 1,500,000			R$ 1,500,000
Revolving credit facility, term	3 years			3 years
Amount of issuance of debt						3,160,274
Prepayment of credit facilities						4,895,300
Prepayment of other facilities						2,094,555
Prepayment amount of costs of issuance						22,347
Senior unsecured notes [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity date		September 21, 2050
Description of interest rate		The interests are paid semi-annually at the rate of 5.750% p.a.
Issuance date		September 21, 2020
Amount of issuance of debt		R$ 2,722,000
Percentage of debt principal amount		98.247%
Issuance expense related to commissions and other costs		R$ 41,645
Amount of issuance discount		86,869
Senior unsecured notes [member] | U.S. dollars (USD)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Amount of issuance of debt		R$ 500,000
Senior Notes [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Description of tender offer for senior notes			(i) (a) 5.875% Senior Notes due 2022, (b) 2.750% Senior Notes due 2022, (c) 3.950% Senior Notes due 2023 and (d) 4.750% Senior Notes due 2024 all issued by BRF		(ii) 4.350% Senior Notes due 2026, issued by BRF GmbH and guaranteed by BRF.
Guarantees [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Bank acceptance assets						R$ 590,933	R$ 666,335
Average cost percentage						1.95%	1.77%